Schedule of Goodwill (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Goodwill Schedule Of Goodwill 1	$ 26,980,194
Goodwill Schedule Of Goodwill 2	(2,778,979)
Goodwill Schedule Of Goodwill 3	258,582
Goodwill Schedule Of Goodwill 4	0
Goodwill Schedule Of Goodwill 5	24,459,797
Goodwill Schedule Of Goodwill 6	27,003,493
Goodwill Schedule Of Goodwill 7	2,778,979
Goodwill Schedule Of Goodwill 8	212,476
Goodwill Schedule Of Goodwill 9	(26,832,255)
Goodwill Schedule Of Goodwill 10	3,162,693
Goodwill Schedule Of Goodwill 11	53,983,687
Goodwill Schedule Of Goodwill 12	0
Goodwill Schedule Of Goodwill 13	471,058
Goodwill Schedule Of Goodwill 14	(26,832,255)
Goodwill Schedule Of Goodwill 15	$ 27,622,490